Related Party Transactions - Summary of Amounts Due to our Parent (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 3,050	$ 3,076	$ 3,033
Long-term lease liability	$ 1,625	4,688	7,831
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term lease liability
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term lease liability
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 1,066	1,309	1,399
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability	0	1,078	2,454
Long-Term borrowing with related party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	39,454	42,176	45,956
A/P and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses	315	511	3,631
Other non-current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party	$ 7,852	$ 6,454	$ 4,918